As filed with the Securities and Exchange Commission on October 13, 2009

Securities Act File No. 33-20827

Investment Company Act File No. 811-5518

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 131	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 133	☒

THE RBB FUND, INC.

(Exact Name of Registrant as Specified in Charter)

Bellevue Park Corporate Center

103 Bellevue Parkway

Wilmington, DE 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (302) 791-2670

Copies to:

SALVATORE FAIA 103 Bellevue Parkway Wilmington, DE 19809	MICHAEL P. MALLOY, ESQUIRE Drinker Biddle & Reath LLP One Logan Square 18th & Cherry Streets Philadelphia, PA 19103-6996
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on November 5, 2009 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered                      Shares of Common Stock

THE RBB FUND, INC.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 129 (“PEA 129”) was filed by The RBB Fund, Inc. (the “Registrant”) pursuant to Rule 485(a)(2) under the Securities Act of 1933 on July 2, 2009 to register one new Fund, the Perimeter Small Cap Growth Fund, and pursuant to Rule 485(a)(2) would have been effective September 15, 2009.

Post Effective Amendment No. 130 was filed by the Registrant on September 14, 2009 pursuant to Rule 485(b)(1)(iii) for the purpose of designating October 14, 2009 as the new effective date of PEA 112.

This Post-Effective Amendment No. 131 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating November 5, 2009 as the new effective date upon which PEA 131 shall become effective.

This Post-Effective Amendment No. 131 incorporates by reference the information contained in Parts A and B of PEA 129. Part C is filed herewith. The Registrant may file additional subsequent delaying amendments designating a new effective date.

THE RBB FUND, INC.

PEA 131

PART C: OTHER INFORMATION

Item 28.	EXHIBITS

(a)		Articles of Incorporation.

	(1)	Articles of Incorporation of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(2)	Articles Supplementary of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(3)	Articles of Amendment to Articles of Incorporation of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(4)	Articles Supplementary of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(5)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(6)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(7)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(8)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(9)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(10)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(11)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(12)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(13)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(14)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(15)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement (No. 33-20827) filed on March 31, 1995.

(16)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 1996.

(17)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement (No. 33-20827) filed on October 11, 1996.

(18)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

(19)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(20)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(21)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(22)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(23)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(24)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(25)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(26)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on November 29, 1999.

(27)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(28)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(29)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(30)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(31)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2001.

(32)	Articles of Amendment of Registrant (Boston Partners Bond Fund - Institutional Class and Boston Partners Bond Fund - Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(33)	Articles Supplementary to Charter of the Registrant (Boston Partners All-Cap Value Fund - Institutional Class and Boston Partners Bond Fund - Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(34)	Articles Supplementary of Registrant (Schneider Value Fund) are incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 2002.

(35)	Articles Supplementary of Registrant (Institutional Liquidity Fund for Credit Unions and Liquidity Fund for Credit Union Members) are incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

(36)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(37)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class, Robeco WPG Core Bond Fund – Institutional Class, Robeco WPG Tudor Fund – Institutional Class, Robeco WPG Large Cap Growth Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement (No. 33-20827) filed on March 4, 2005.

(38)	Certificate of Correction of Registrant is incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

(39)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class, Robeco WPG Core Bond Fund – Institutional Class, Robeco WPG Tudor Fund – Institutional Class, Robeco WPG 130/30 Large Cap Core Fund f/k/a Robeco WPG Large Cap Growth Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

(40)	Articles Supplementary of Registrant (Senbanc Fund) are incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

(41)	Articles of Amendment of Registrant (Robeco WPG Core Bond Fund – Retirement Class) are incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement (No. 33-20827) filed on August 19, 2005.

(42)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2005.

(43)	Articles Supplementary of Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant's Registration Statement (No.33-20827) filed on July 18, 2006.

	(44)	Articles of Amendment of Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant's Registration Statement (No.33-20827) filed on December 14, 2006.

	(45)	Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

	(46)	Articles Supplementary of Registrant (Marvin & Palmer Large Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

	(47)	Articles of Amendment of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

	(48)	Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

	(49)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

	(50)	Articles Supplementary of Registrant (Robeco WPG 130/30 Large Cap Core Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No.113 to the Registrant’s Registration Statement (No.33-20827) filed on July 13, 2007.

	(51)	Articles Supplementary of Registrant (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) are incorporated herein by reference to Post-Effective Amendment No.114 to the Registrant’s Registration Statement (No.33-20827) filed on July 17, 2007.

	(52)	Articles of Amendment of Registrant (Robeco WPG 130/30 Large Cap Core Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No.116 to the Registrant’s Registration Statement (No.33-20827) filed on September 4, 2007.

	(53)	Articles Supplementary of Registrant (Bear Stearns Multifactor 130/30 US Core Equity Fund) are incorporated herein by reference to Post-Effective Amendment No.123 to the Registrant’s Registration Statement (No.33-20827) filed on December 17, 2007.

	(54)	Articles of Amendment of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund are incorporated herein by reference to Post-Effective Amendment No.124 to the Registrant’s Registration Statement (No.33-20827) filed on December 28, 2007.

	(55)	Articles Supplementary of Registrant (SAM Sustainable Global Active Fund, SAM Sustainable Themes Fund) are incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement (No.33-20827) filed on April 23, 2009.

	(56)	Articles Supplementary of Registrant (Perimeter Small Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(b)		By-Laws.

	(1)	By-Laws, as amended are incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(c)		Instruments Defining Rights of Security Holders.

	(1)	See Articles VI, VII, VIII, IX and XI of Registrant’s Articles of 1 Incorporation dated February 17, 1988 which are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(2)	See Articles II, III, VI, XIII, and XIV of Registrant’s By-Laws as amended through August 25, 2004, which are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(d)		Investment Advisory Contracts.

	(1)	Investment Advisory Agreement (Money Market) between Registrant and Provident Institutional Management Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(2)	Sub-Advisory Agreement (Money Market) between Provident Institutional Management Corporation and Provident National Bank, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(3)	Assumption Agreement (Money Market Fund) between PNC Bank, N.A. and BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) dated April 29, 1998 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

	(4)	Investment Advisory Agreement (Boston Partners Mid Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement (No. 33-20827) filed on April 8, 2003.

	(5)	Investment Advisory Agreement (Schneider Small Cap Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

	(6)	Investment Advisory Agreement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value)) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement (No. 33-20827) filed on April 8, 2003.

	(7)	Amendment to Investment Advisory Agreement (Boston Partners Small Cap Value Fund II) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

	(8)	Investment Advisory Agreement (Boston Partners Long/Short Equity Fund (formerly Market Neutral)) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement (No. 33-20827) filed on April 8, 2003.

	(9)	Investment Advisory Agreement (Bogle Small Cap Growth Fund) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

	(10)	Amended and Restated Investment Advisory Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2006.

	(11)	Investment Advisory Agreement (Schneider Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(12)	Investment Advisory Agreement (Senbanc Fund) between Registrant and Hilliard Lyons Research Advisors is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(13)	Investment Advisory Agreement (Robeco WPG Small Cap Value Fund f/k/a Robeco WPG Tudor Fund) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(14)	Investment Advisory Agreement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and Bear Stearns Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(15)	Investment Advisory and Administration Agreement (Money Market Portfolio) between Registrant and BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(16)	Investment Advisory Agreement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No.124 to the Registrant’s Registration Statement (No.33-20827) filed on December 28, 2007.

(17)	Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) is incorporated herein by reference to Post-Effective Amendment No.125 to the Registrant’s Registration Statement (No.33-20827) filed on February 27, 2008.

(18)	Investment Advisory Agreement (SAM Sustainable Water Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(19)	Investment Advisory Agreement (SAM Sustainable Climate Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(20)	Contractual Fee Waiver Agreement (Schneider Small Cap Value Fund) dated December 10, 2008, between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No.127 to the Registrant’s Registration Statement (No.33-20827) filed on December 29, 2008.

(21)	Contractual Fee Waiver Agreement (Schneider Value Fund) dated December 10, 2008, between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No.127 to the Registrant’s Registration Statement (No.33-20827) filed on December 29, 2008.

(22)	Contractual Fee Waiver Agreement (Bogle Small Cap Growth Fund) dated October 13, 2008, between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No.127 to the Registrant’s Registration Statement (No.33-20827) filed on December 29, 2008.

(23)	Contractual Fee Waiver Agreement (Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners All-Cap Value Fund, Robeco Boston Partners Long/Short Equity Fund, Robeco WPG Core Bond Fund, Robeco WPG Small Cap Value Fund and Robeco WPG 130/30 Large Cap Core Fund) is incorporated herein by reference to Post-Effective Amendment No.127 to the Registrant’s Registration Statement (No.33-20827) filed on December 29, 2008.

(24)	Contractual Fee Waiver Agreement (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

	(25)	Form of Contractual Fee Waiver Agreement (Marvin & Palmer Large Cap Growth Fund) between Registrant and Marvin & Palmer Associates, Inc. is incorporated herein by reference to Post-Effective Amendment No.127 to the Registrant’s Registration Statement (No.33-20827) filed on December 29, 2008.

	(26)	Assumption Agreement (Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Equity Fund, Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners All-Cap Value Fund) between Boston Partners Asset Management and Robeco Investment Management, Inc. dated January 1, 2007 is incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

	(27)	Assumption Agreement (Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund, and Robeco WPG Small Cap Value Fund f/k/a Robeco WPG Tudor Fund) between Weiss, Peck, & Greer Investments and Robeco Investment Management, Inc. dated January 1, 2007 is incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

	(28)	Investment Advisory Agreement (SAM Sustainable Global Active Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(29)	Investment Advisory Agreement (SAM Sustainable Themes Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(30)	Contractual Fee Waiver Agreement (SAM Sustainable Global Active Fund, SAM Sustainable Themes Fund) between Registrant and Sustainable Asset Management USA, Inc is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(31)	Form of Investment Advisory Agreement (Perimeter Small Cap Growth Fund) between Registrant and Perimeter Capital Management LLC to be filed by amendment.

	(32)	Form of Contractual Fee Waiver Agreement (Perimeter Small Cap Growth Fund) between Registrant and Perimeter Capital Management to be filed by amendment.

(e)		Underwriting Contracts.

	(1)	Distribution Agreement between Registrant and PFPC Distributors, Inc. dated as of January 2, 2001 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2001.

	(2)	Distribution Agreement Supplement (Boston Partners All-Cap Value Fund - Investor Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

	(3)	Distribution Agreement Supplement (Boston Partners All-Cap Value Fund - Institutional Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

	(4)	Distribution Agreement Supplement (Schneider Value Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

	(5)	Distribution Agreement Supplement (Senbanc Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

	(6)	Distribution Agreement Supplement (Robeco WPG Small Cap Value Fund f/k/a Robeco WPG Tudor Fund - Institutional Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2005.

	(7)	Distribution Agreement Supplement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No.33-20827) filed on December 14, 2006.

	(8)	Distribution Agreement Supplement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No.124 to the Registrant’s Registration Statement (No.33-20827) filed on December 28, 2007.

	(9)	Distribution Agreement Supplements (Free Market U.S. Equity Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

	(10)	Distribution Agreement Supplement (Free Market International Equity Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

	(11)	Distribution Agreement Supplement (Free Market Fixed Income Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

	(12)	Form of Distribution Agreement Supplement (SAM Sustainable Water Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(13)	Form of Distribution Agreement Supplement (SAM Sustainable Climate Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(14)	Form of Distribution Agreement Supplement (SAM Sustainable Global Active Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement (No. 33-20827) filed on January 26, 2009.

	(15)	Form of Distribution Agreement Supplement (SAM Sustainable Themes Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement (No. 33-20827) filed on January 26, 2009.

	(16)	Form of Distribution Agreement Supplement (Perimeter Small Cap Growth Fund) between Registrant and Perimeter Capital Management LLC to be filed by amendment.

(f)		Bonus or Profit Sharing Contracts.

	(1)	Fund Office Retirement Profit-Sharing and Trust Agreement, dated as of October 24, 1990, as amended is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement (No. 33-20827) filed on December 1, 1997.

	(2)	Form of Amendment No. 1 to Fund Office Retirement Profit Sharing Plan and Trust Reflecting EGTRRA is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(g)		Custodian Agreements.

	(1)	Custodian Agreement between Registrant and Provident National Bank dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(2)	Sub-Custodian Agreement among The Chase Manhattan Bank, N.A., the Registrant and Provident National Bank, dated as of July 13, 1992, relating to custody of Registrant’s foreign securities is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(3)	Amendment No. 1 to Custodian Agreement dated August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(4)	Custodian Contract between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement (No. 33-20827) filed on October 28, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(5)	Custodian Agreement Supplement between Registrant and PNC Bank, National Association dated October 16, 1996 is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement (No. 33-20827) filed on November 27, 1996.

	(6)	Custodian Agreement Supplement (Boston Partners Mid Cap Value Fund) between Registrant and PNC Bank, National Association is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

	(7)	Custodian Agreement Supplement (Schneider Small Cap Value Fund) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

	(8)	Custodian Agreement Supplement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value)) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

	(9)	Custodian Agreement Supplement (Boston Partners Long/Short Equity Fund (formerly Market Neutral)) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

	(10)	Form of Custodian Agreement Supplement (Boston Partners Fund - formerly Long Short Equity) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

	(11)	Custodian Agreement Supplement (Bogle Small Cap Growth Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

	(12)	Letter Agreement among Registrant, The Chase Manhattan Bank and PFPC Trust Company, dated as of July 2, 2001, relating to custody of Registrant’s foreign securities is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

	(13)	Custodian Agreement Supplement (Boston Partners All-Cap Value Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

	(14)	Custodian Agreement Supplement (Schneider Value Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(15)	Custodian Agreement (Robeco WPG Core Bond Fund, Robeco WPG 130/30 Large Cap Core Fund f/k/a Robeco WPG Large Cap Growth Fund, and Robeco WPG Small Cap Value Fund f/k/a Robeco WPG Tudor Fund) between Registrant and Mellon Trust of New England N.A. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

(16)	Custodian Agreement Supplement (Senbanc Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(17)	Custodian Agreement among Registrant, PFPC Trust Company and Citibank, N.A., dated as of September 13, 2005, relating to custody of Registrant’s foreign securities is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2005.

(18)	Custodian Agreement Supplement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No.33-20827) filed on December 14, 2006.

(19)	Custodian Agreement Supplement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No.124 to the Registrant’s Registration Statement (No.33-20827) filed on December 28, 2007.

(20)	Custodian Agreement Supplement (Free Market U.S. Equity Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(21)	Custodian Agreement Supplement (Free Market International Equity Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(22)	Custodian Agreement Supplement (Free Market Fixed-Income Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(23)	Custodian Agreement Supplement (SAM Sustainable Water Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(24)	Custodian Agreement Supplement (SAM Sustainable Climate Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(25)	Amendment No. 2 to Custodian Agreement dated August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No.125 to the Registrant’s Registration Statement (No.33-20827) filed on February 27, 2008.

(26)	Custodian Agreement Supplement (Robeco WPG Small Cap Value Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No.127 to the Registrant’s Registration Statement (No.33-20827) filed on December 29, 2008.

(27)	Custodian Agreement Supplement (SAM Sustainable Global Active Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(28)	Custodian Agreement Supplement (SAM Sustainable Themes Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(29)	Form of Custodian Agreement Supplement (Perimeter Small Cap Growth Fund) between Registrant and PFPC Trust Company to be filed by amendment.

(h)		Other Material Contracts.

	(1)	Transfer Agency Agreement (Sansom Street) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(2)	Shareholder Servicing Agreement (Sansom Street Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(3)	Shareholder Servicing Agreement (Sansom Street Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(4)	Shareholder Services Plan (Sansom Street Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(5)	Transfer Agency Agreement (Bedford Money Market) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(6)	Transfer Agency Agreement and Supplements (Bradford, Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta) between Registrant and Provident Financial Processing Corporation dated as of November 5, 1991 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(7)	Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company and PNC Global Investment Servicing (U.S.) Inc. dated February 1, 1995 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (No. 33-20827) filed on October 6, 1995.

	(8)	Supplement to Transfer Agency and Service Agreement between Registrant, State Street Bank and Trust Company, Inc. and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) dated April 10, 1995 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (No. 33-20827) filed on October 6, 1995.

	(9)	Amended and Restated Credit Agreement dated December 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement (No. 33-20827) filed on October 25, 1995.

	(10)	Transfer Agreement and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement (No. 33-20827) filed on July 30, 1996.

	(11)	Transfer Agency Agreement Supplement (Boston Partners Mid Cap Value Fund - Institutional Class) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

	(12)	Transfer Agency Agreement Supplement (Boston Partners Mid Cap Value Fund - Investor Class) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(13)	Administration and Accounting Services Agreement (Boston Partners Mid Cap Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) dated, May 30, 1997 is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(14)	Administration and Accounting Services Agreement (Schneider Small Cap Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(15)	Transfer Agency Agreement Supplement (Schneider Small Cap Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(16)	Transfer Agency Agreement Supplement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Institutional Class) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(17)	Transfer Agency Agreement Supplement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Investor Class) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(18)	Administration and Accounting Services Agreement (Boston Partners Small Cap Value Fund II (formerly Boston Partners Micro Cap Value Fund)) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(19)	Administrative and Accounting Services Agreement (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional and Investor Classes) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(20)	Transfer Agency Agreement Supplement (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional and Investor Classes) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(21)	Form of Transfer Agency Agreement Supplement (Boston Partners Fund (formerly Long-Short Equity)) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(22)	Form of Administration and Accounting Services Agreement (Boston Partners Fund (formerly Long-Short Equity)) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(23)	Transfer Agency Agreement Supplement (Bogle Small Cap Growth Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(24)	Non 12b-1 Shareholder Services Plan and Agreement (Bogle Small Cap Growth - Investor Shares) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(25)	Agreement between E*TRADE Group, Inc., Registrant and Registrant’s principal underwriter is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on December 1, 1999.

(26)	Administration and Accounting Services Agreement (Bogle Small Cap Growth Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on December 1, 1999.

(27)	Transfer Agency Supplement (Bear Stearns Money Market Family) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement (No. 33-20827) filed on December 4, 2001.

(28)	Form of Transfer Agency Supplement (Boston Partners All-Cap Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(29)	Form of Administration and Accounting Services Agreement (Boston Partners All-Cap Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(30)	Transfer Agency Supplement (Schneider Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(31)	Form of Administration and Accounting Services Agreement (Schneider Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 2002.

(32)	Shareholder Servicing Agreement (Bogle Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(33)	Form of Transfer Agency Agreement Supplement (Customer Identification Program) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

(34)	Regulatory Administration Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

(35)	Administration and Accounting Services Agreement (Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund, and Robeco WPG Tudor Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(36)	Transfer Agency Agreement Supplement (Robeco WPG Tudor Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(37)	Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (Robeco WPG Tudor Fund – Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(38)	Administration and Accounting Services Agreement (Senbanc Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(39)	Transfer Agency Agreement Supplement (Senbanc Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(40)	Amended Schedule A to Regulatory Administration Services Agreement (Senbanc Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(41)	Administration and Accounting Services Agreement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant's Registration Statement (No.33-20827) filed on December 14, 2006.

(42)	Transfer Agency Agreement Supplement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant's Registration Statement (No.33-20827) filed on December 14, 2006.

(43)	Amended Schedule A to Regulatory Administration Services Agreement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant's Registration Statement (No.33-20827) filed on December 14, 2006.

(44)	Escrow Agreement (Money Market Portfolio) between Registrant, PFPC Trust Company, and BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2006.

(45)	Interim Delegation Agreement (Money Market Portfolio) between Registrant, PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.), and BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2006.

(46)	Administration and Accounting Services Agreement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No.124 to the Registrant’s Registration Statement (No.33-20827) filed on December 28, 2007.

(47)	Amended Schedule A to Regulatory Administration Services Agreement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No.124 to the Registrant’s Registration Statement (No.33-20827) filed on December 28, 2007.

(48)	Transfer Agency Agreement Supplement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No.124 to the Registrant’s Registration Statement (No.33-20827) filed on December 28, 2007.

(49)	Transfer Agency Agreement Supplement (Free Market U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(50)	Transfer Agency Agreement Supplement (Free Market International Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(51)	Transfer Agency Agreement Supplement (Free Market Fixed Income Fund) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

	(52)	Amended Schedule A to Regulatory Administration Services Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

	(53)	Form of Transfer Agency Agreement Supplement (SAM Sustainable Water Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(54)	Form of Transfer Agency Agreement Supplement (SAM Sustainable Climate Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(55)	Form of Amended Schedule A to Regulatory Administration Services Agreement (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(56)	Services Agreement pursuant to Rule 22c-2 between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No.124 to the Registrant’s Registration Statement (No.33-20827) filed on December 28, 2007.

	(57)	Form of Transfer Agency Agreement Supplement (Red Flags Amendment) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement (No.33-20827) filed on December 29, 2008.

	(58)	Transfer Agency Agreement Supplement (SAM Sustainable Global Active Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(59)	Transfer Agency Agreement Supplement (SAM Sustainable Themes Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(60)	Amended Schedule A to Regulatory Administration Services Agreement (SAM Sustainable Global Active Fund, SAM Sustainable Themes Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(61)	Form of Transfer Agency Agreement Supplement (Perimeter Small Cap Growth Fund) between the Registrant and PNC Global Investment Servicing (U.S.) Inc. to be filed by amendment.

	(62)	Form of Administration and Accounting Services Agreement (Perimeter Small Cap Growth Fund) to be filed by amendment.

	(63)	Form of Amended Schedule A to the Regulatory Administration Services Agreement (Perimeter Small Cap Growth Fund) between the Registrant and PNC Global Investment Servicing (U.S.) Inc. to be filed by amendment.

(i)	(1)	Opinion and Consent of Counsel to be filed by amendment.

	(2)	Consent of Counsel to be filed by amendment.

(j)	(1)	Consent of Ernst and Young to be filed by amendment.

(k)		None.

(l)		Initial Capital Agreements.

	(1)	Subscription Agreement, relating to Classes A through N, is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(2)	Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Classes O and P is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1990.

	(3)	Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Class Q is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1990.

	(4)	Subscription Agreement between Registrant and Counsellors Securities Inc. relating to Classes R, S, and Alpha 1 through Theta 4 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(5)	Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes TT and UU (Boston Partners Mid Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

	(6)	Purchase Agreement between Registrant and Schneider Capital Management Company relating to Class YY (Schneider Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

	(7)	Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes DDD and EEE (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value)) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

	(8)	Purchase Agreement between Registrant and Boston Partners Asset Management relating to Classes III and JJJ (Boston Partners Long/Short Equity Fund (formerly Market Neutral)) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

	(9)	Form of Purchase Agreement between Registrant and Boston Partners Asset Management, L. P. relating to Classes KKK and LLL (Boston Partners Fund (formerly Long-Short Equity)) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

	(10)	Purchase Agreement (Bogle Small Cap Growth Fund) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

	(11)	Purchase Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

	(12)	Purchase Agreement (Schneider Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

	(13)	Purchase Agreement (Robeco WPG Small Cap Value Fund f/k/a Robeco WPG Tudor Fund) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

	(14)	Purchase Agreement (Senbanc Fund) between Registrant and Hilliard Lyons Research Advisers is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

	(15)	Purchase Agreement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and Bear Stearns Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

	(16)	Purchase Agreement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No.124 to the Registrant’s Registration Statement (No.33-20827) filed on December 28, 2007.

	(17)	Form of Purchase Agreement (Free Market U.S. Equity Fund) between Registrant and Abundance Technologies, Inc., is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

	(18)	Form of Purchase Agreement (Free Market International Equity Fund) between Registrant and Abundance Technologies, Inc., is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

	(19)	Form of Purchase Agreement (Free Market Fixed Income Fund) between Registrant and Abundance Technologies, Inc., is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

	(20)	Form of Purchase Agreement (SAM Sustainable Water Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(21)	Form of Purchase Agreement (SAM Sustainable Climate Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(22)	Purchase Agreement (SAM Sustainable Global Active Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(23)	Form of Purchase Agreement (Perimeter Small Cap Growth Fund) between Registrant and Perimeter Capital Management LLC to be filed by amendment.

(m)		Rule 12b-1 Plan.

	(1)	Plan of Distribution (Bedford Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(2)	Amendment No. 1 to Plans of Distribution (Classes A through Q) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 1991, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(3)	Plan of Distribution (Zeta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(4)	Plan of Distribution (Eta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(5)	Plan of Distribution (Theta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refilled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(6)	Plan of Distribution (Boston Partners Mid Cap Value Fund - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

(7)	Plan of Distribution (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 1998.

(8)	Amendment to Plans of Distribution pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(9)	Plan of Distribution (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement (No. 33-20827) filed on November 12, 1998.

(10)	Plan of Distribution (Principal Money Market) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(11)	Plan of Distribution (Boston Partners Fund (formerly Long Short Equity) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(12)	Plan of Distribution pursuant to Rule 12b-1 (Boston Partners All-Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(13)	Plan of Distribution pursuant to Rule 12b-1 (Senbanc Fund) is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2005.

(14)	Agreement between Registrant, Bear Stearns Securities Corp. and PFPC Distributors, Inc. dated as of November 17, 2005 is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement filed on December 29, 2005.

(15)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Climate Fund – Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(16)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Climate Fund – Class A) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(17)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Climate Fund – Class C) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(18)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Water Fund – Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(19)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Water Fund – Class A) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(20)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Water Fund – Class C) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(21)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Global Active Fund – Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement (No.33-20827) filed on April 23, 2009.

	(22)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Themes Fund – Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement (No.33-20827) filed on April 23, 2009.

	(23)	Form of Plan of Distribution pursuant to Rule 12b-1(Perimeter Small Cap Growth Fund – Investor Class) between Registrant and Perimeter Capital Management LLC to be filed by amendment.

(n)		Rule 18f-3 Plan.

	(1)	Amended Rule 18f-3 Plan to be filed by amendment.

(p)		Code of Ethics.

	(1)	Code of Ethics of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 110 to Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2006.

	(2)	Code of Ethics of Robeco Investment Management is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(3)	Code of Ethics of Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(4)	Code of Ethics of Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(5)	Code of Ethics of PFPC Distributors, Inc is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

	(6)	Code of Ethics of J.J.B. Hilliard W.L. Lyons, Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(7)	Code of Ethics of Bear Stearns Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(8)	Code of Ethics of Marvin & Palmer Associates, Inc., is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(9)	Code of Ethics of Abundance Technologies, Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(10)	Code of Ethics of Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(11)	Code of Ethics of Perimeter Capital Management LLC to be filed by amendment.

Item 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

Item 30.	INDEMNIFICATION

Sections 1, 2, 3 and 4 of Article VIII of Registrant’s Articles of Incorporation, as amended, incorporated herein by reference as Exhibits (a)(1) and (a)(3), provide as follows:

Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Sections 2 and 3 of the Assumption Agreement between PNC Bank, N.A. (“PNC Bank”) and BlackRock Institutional Management Corporation (“BIMC”), dated April 29, 1998 and incorporated herein by reference to exhibit (d)(3), provide for the indemnification of BIMC and PNC Bank against certain losses.

Section 12 of each of the Investment Advisory Agreements between Registrant and Robeco Investment Management, Inc. (“Robeco”) (f/k/a Boston Partners Asset Management, LLC (“Boston Partners”) and Weiss, Peck & Greer Investments), incorporated herein by reference to exhibits (d)(4), (d)(6), (d)(8), (d)(10), and (d)(13), provides for the indemnification of Robeco against certain losses.

Section 12 of the Investment Advisory Agreement between Registrant and Bogle Investment Management, L.P. (“Bogle”), dated September 15, 1999 and incorporated herein by reference to exhibit (d)(9) provides for the indemnification of Bogle against certain losses.

Section 9 of the Distribution Agreement between Registrant and PFPC Distributors, Inc. (“PFPC”), dated January 2, 2001 and incorporated herein by reference to exhibit (e)(1) provides for the indemnification of PFPC Distributors against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Hilliard Lyons Research Advisors, a division of J. J. B. Hilliard, W. L. Lyons (“Hilliard”) and incorporated herein by reference as exhibit (d)(12) provides for the indemnification of Hilliard against certain losses, dated April 29, 2008.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Schneider Capital Management (“Schneider”) incorporated herein by reference as exhibits (d)(5) and (d)(11) provides for the indemnification of Schneider against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Bear Stearns Asset Management Inc., (“Bear Stearns”), on behalf of the Bear Stearns CUFS MLP Mortgage Portfolio, dated August 12, 2008 and incorporated herein by reference as exhibit (d)(14) provides for the indemnification of Bear Stearns against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Marvin & Palmer Associates, Inc., (“Marvin & Palmer Associates”) dated March 5, 2007 and incorporated herein by reference as exhibit (d)(16) provides for the indemnification of Marvin & Palmer Associates against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Abundance Technologies, Inc., (“Abundance”) dated December 31, 2007 and incorporated herein by reference as exhibit (d)(17) provides for the indemnification of Abundance against certain losses.

Section 13 of each of the Investment Advisory Agreements between the Registrant and Sustainable Asset Management USA., (“SAM”) incorporated herein by reference as exhibits (d)(18), (d)(19), (d)(28) and (d)(29) provides for the indemnification of SAM against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Perimeter Capital Management dated August 17, 2009 and incorporated herein by reference as exhibit (d)(31) provides for the indemnification of Perimeter against certain losses.

Item 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.

1.	BlackRock Institutional Management Corporation:

BlackRock Institutional Management Corporation’s (“BIMC”) principal business address is 100 Bellevue Parkway, Wilmington, DE 19809. BIMC is registered under the Investment Advisers Act of 1940, as amended and serves as an investment adviser for registered investment companies. Information as to the directors and officers of BIMC is as follows:

Name and Position with BlackRock	Other Company	Position with Other Company
Ann Marie Petach, Chief Financial Officer and Managing Director	BAA Holdings, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Advisors, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Advisors Holdings, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Capital Management, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Financial Management, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Funding International, Ltd., Cayman Islands	Chief Financial Officer and Managing Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock International Holdings, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Chief Financial Officer and Managing Director

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Chief Financial Officer and Managing Director

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Chief Financial Officer and Managing Director

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock UK 1 LP, London, England	Chief Financial Officer and Managing Director

	BlackRock US Newco, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	State Street Research & Management Company, Boston, MA	Chief Financial Officer and Managing Director

	SSRM Holdings, Inc., Boston, MA	Chief Financial Officer and Managing Director

Robert P. Connolly, General Counsel, Managing Director and Secretary	BAA Holdings, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Advisors, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Advisors Holdings, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Capital Management, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Financial Management, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Funding, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Funding International, Ltd., Cayman Islands	General Counsel, Managing Director and Secretary

	BlackRock Holdco 2, Inc. Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock International Holdings, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Investments, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Investment Management, LLC, Plainsboro, NJ	General Counsel, Managing Director and Secretary

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	General Counsel, Managing Director and Secretary

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	General Counsel, Managing Director and Secretary

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Portfolio Investments, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock UK 1 LP, London, England	General Counsel, Managing Director and Secretary

	BlackRock US Newco, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	State Street Research & Management Company, Boston, MA	General Counsel, Managing Director and Secretary

	SSRM Holdings, Inc., Boston, MA	General Counsel, Managing Director and Secretary

Laurence D. Fink, Chief Executive Officer	BAA Holdings, LLC, Wilmington, DE	Chief Executive Officer and Director

	BlackRock, Inc., New York, NY	Chief Executive Officer and Director

	BlackRock Advisors, LLC, Wilmington, DE	Chief Executive Officer

	BlackRock Advisors Holdings, Inc., New York, NY	Chief Executive Officer and Director

	BlackRock Advisors Singapore Pte. Ltd., Singapore	Chief Executive Officer

	BlackRock Capital Management, Inc., Wilmington, DE	Chief Executive Officer

	BlackRock Capital Markets, LLC, Wilmington, DE	Chairman and Director

	BlackRock Financial Management, Inc., New York, NY	Chief Executive Officer and Director

	BlackRock Funding, Inc., Wilmington, DE	Chief Executive Officer

	BlackRock Funding International, Ltd., Cayman Islands	Chief Executive Officer and Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Chief Executive Officer and Director

	BlackRock HPB Management, LLC, New York, NY	Director

	BlackRock International Holdings, Inc., New York, NY	Chief Executive Officer and Director

	BlackRock Investments, LLC, Wilmington, DE	Chairman and Director - Board of Managers

	BlackRock Investment Management, LLC, Plainsboro, NJ	Chief Executive Officer

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Chief Executive Officer

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Chief Executive Officer

	BlackRock US Newco, Inc., Wilmington, DE	Chief Executive Officer

	State Street Research & Management Company, Boston, MA	Chief Executive Officer and Director

	State Street Research Investment Services, Inc., Boston, MA	Director

	SSRM Holdings, Inc., Boston, MA	Chief Executive Officer and Director

Robert S. Kapito, President and Director	BAA Holdings, LLC, Wilmington, DE	President and Director

	BlackRock, Inc., New York, NY	President and Director

	BlackRock Advisors, LLC, Wilmington, DE	President and Director

	BlackRock Advisors Holdings, Inc., New York, NY	President and Director

	BlackRock Advisors Singapore Pte. Ltd., Singapore	President

	BlackRock Capital Management, Inc., Wilmington, DE	President and Director

	BlackRock Capital Markets, LLC, Wilmington, DE	Director

	BlackRock Financial Management, Inc., New York, NY	President and Director

	BlackRock Funding, Inc., Wilmington, DE	President and Director

	BlackRock Funding International, Ltd., Cayman Islands	President and Director

	BlackRock Holdco 2, Inc. Wilmington, DE	President and Director

	BlackRock (Institutional) Canada Ltd., Toronto, Ontario	President and Director

	BlackRock International Holdings, Inc., New York, NY	President and Director

	BlackRock Investments, LLC, Wilmington, DE	Director - Board of Managers

	BlackRock Investment Management, LLC, Plainsboro, NJ	President

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	President and Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	President and Director

	BlackRock US Newco, Inc., Wilmington, DE	President and Director

	Carbon Capital III, Inc. New York, NY	Director

	State Street Research & Management Company, Boston, MA	President and Director

	State Street Research Investment Services, Inc., Boston, MA	Director

	SSRM Holdings, Inc., Boston, MA	President and Director

Paul Audet, Vice Chairman and Director	BAA Holdings, LLC, Wilmington, DE	Vice Chairman and Director

	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman and Director

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman and Director

	BlackRock Cayco Limited, Cayman Islands	Director

	BlackRock Cayman Company, Cayman Islands	Director

	BlackRock Cayman Newco Limited, Cayman Islands	Director

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman

	BlackRock Finco, LLC, Wilmington, DE	Director

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Director

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman and Director

	BlackRock Holdco Limited, Cayman Islands	Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman and Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman and Director

	BlackRock Realty Advisors, Inc., Florham Park, NJ	Director

	BlackRock UK 1 LP, London, England	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman and Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Charles Hallac, Vice Chairman and Co-Chief Operating Officer	BlackRock, Inc., New York, NY	Vice Chairman and Co-Chief Operating Officer

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman and Co-Chief Operating Officer

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman and Co-Chief Operating Officer

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman and Co-Chief Operating Officer

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman and Co-Chief Operating Officer

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Co-Chief Operating Officer

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman and Co-Chief Operating Officer

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman and Co-Chief Operating Officer

	BlackRock India Private Ltd., Mumbai, India	Director

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman and Co-Chief Operating Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman and Co-Chief Operating Officer

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman and Co-Chief Operating Officer

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman and Co-Chief Operating Officer

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman and Co-Chief Operating Officer

	State Street Research & Management Company, Boston, MA	Vice Chairman and Co-Chief Operating Officer

	SSRM Holdings, Inc., Boston, MA	Vice Chairman and Co-Chief Operating Officer

Barbara Novick, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Scott Amero, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	Anthracite Capital Inc. New York, NY	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Susan Wagner, Vice Chairman and Chief Operating Officer	BAA Holdings, LLC, Wilmington, DE	Vice Chairman, Chief Operating Officer and Director

	BlackRock, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman and Chief Operating Officer

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman and Chief Operating Officer

	BlackRock Mortgage Ventures, LLC Wilmington, DE	Director

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	State Street Research & Management Company, Boston, MA	Vice Chairman and Chief Operating Officer

	SSRM Holdings, Inc., Boston, MA	Vice Chairman and Chief Operating Officer

Robert Doll, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	Portfolio Administration & Management Ltd., Cayman Islands	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Robert Fairbairn, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock UK 1 LP, London, England	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Bennett Golub, Vice Chairman and Chief Risk Officer	BlackRock, Inc., New York, NY	Vice Chairman and Chief Risk Officer

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman and Chief Risk Officer

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman and Chief Risk Officer

	BlackRock Capital Management, Inc. Wilmington, DE	Vice Chairman and Chief Risk Officer

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman and Chief Risk Officer

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Chief Risk Officer

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman and Chief Risk Officer

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman and Chief Risk Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman and Chief Risk Officer

	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Vice Chairman and Chief Risk Officer

	BlackRock Portfolio Investments, LLC Wilmington, DE	Vice Chairman and Chief Risk Officer

	BlackRock US Newco, Inc. Wilmington, DE	Vice Chairman and Chief Risk Officer

	SSRM Holdings, Inc. Boston, MA	Vice Chairman and Chief Risk Officer

	State Street Research & Management Company, Boston, MA	Vice Chairman and Chief Risk Officer

Richard Kushel, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc. Wilmington, DE	Vice Chairman

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

BlackRock International Holdings, Inc., New York, NY	Vice Chairman

BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

BlackRock Japan Co., Ltd Tokyo, Japan	Director

BlackRock Portfolio Holdings, Inc. Wilmington, DE	Vice Chairman

BlackRock Portfolio Investments, LLC Wilmington, DE	Vice Chairman

BlackRock Securities Co., Ltd Tokyo, Japan	Director

BlackRock US Newco, Inc. Wilmington, DE	Vice Chairman

SSRM Holdings, Inc. Boston, MA	Vice Chairman

State Street Research & Management Company, Boston, MA	Vice Chairman

BlackRock Advisors Singapore Pte. Ltd., Singapore	Director

BlackRock Asset Management UK Limited, London, England	Chairman and Director

BlackRock Group Limited, London, England	Chairman and Director

BlackRock (Hong Kong) Limited, Hong Kong, SAR, China	Director

BlackRock International Limited, Edinburgh, Scotland	Chairman and Director

BlackRock Investment Management (Australia) Limited, Melbourne, Australia	Director

BlackRock Investment Management International Limited, London, England	Chairman and Director

BlackRock Investment Management (Korea) Limited, Seoul, Korea	Director

BlackRock Investment Management (Singapore) Limited, Singapore	Director

BlackRock Investment Management (UK) Limited, London, England	Chairman and Director

BlackRock (Taiwan) Limited, Taipei, Taiwan	Director

Impact Investing Pty Ltd., Melbourne, Australia	Director

PSN Pty Ltd., Melbourne, Australia	Director

2.	Bogle Investment Management, LP:

The sole business activity of Bogle Investment Management, LP (“Bogle”), 2310 Washington Street, Suite 310, Newton Lower Falls, MA 02462, is to serve as an investment adviser. Bogle is registered under the Investment Advisers Act of 1940.

The directors and officers have not held any positions with other companies during the last two fiscal years.

3.	Schneider Capital Management Company:

The sole business activity of Schneider Capital Management Company (“Schneider”), 460 E. Swedesford Road, Suite 2000, Wayne, PA 19087, is to serve as an investment adviser. Schneider is registered under the Investment Advisers Act of 1940.

Information as to the directors and officers of Schneider is as follows:

Name and Position with Schneider	Other Company	Position With Other Company
Arnold C. Schneider, III President and Chief Investment Officer	Turnbridge Management Partners Corp.	President

Steven J. Fellin Sr. Vice President, Chief Operating & Financial Officer Chief Compliance Officer	Turnbridge Management Partners Corp.	Vice President

4.	Robeco Investment Management , Inc.

The sole business activity of Robeco Investment Management, Inc. (“RIM”), 909 Third Avenue, New York 10022, is to serve as an investment adviser. RIM provides investment advisory services to the Robeco Boston Partners Funds and the Robeco Weiss, Peck, & Greer Funds.

RIM is registered under the Investment Advisers Act of 1940 and serves as an investment adviser to domestic and foreign institutional investors, investment companies, commingled trust funds, private investment partnerships and collective investment vehicles. Information as to the directors and officers of Robeco Investment Management, Inc. is as follows:

Name and Position with RIM	Other Company	Position With Other Company
Mark E. Donovan Senior Managing Director, Co-Chief Executive Officer	Robeco Institutional Asset Management US Inc.	Director
	Robeco Trust Company	Co-CEO, Director & Chairman of the Board

	Saint Sebastian High School	Trustee

Joseph F. Feeney, Jr. Senior Managing Director, Co-Chief Executive Officer	Robeco Trust Company	President, Co-CEO, Chief Investment Officer, Director & Vice Chairman of the Board

William George Butterly, III Senior Managing Director, Chief Operating Officer, General Counsel, Chief Compliance Officer & Secretary	Robeco Institutional Assets Management US Inc.	Chief Legal Officer, Chief Compliance Officer & Secretary
	Robeco Securities, L.L.C.	Chief Legal Officer
	Robeco Trust Company	Chief Operating Officer, Secretary & Director

	Sustainable Asset Management USA, Inc.	Chief Legal Officer & Chief Compliance Officer

Matthew J. Davis Senior Managing Director, Treasurer & Chief Financial Officer	Robeco Institutional Asset Management US Inc.	President, Treasurer & Director
	Robeco Securities, L.L.C.	Chief Legal Officer

	Robeco Trust Company	Chief Financial Officer, Treasurer & Director

Paul F. Healey Senior Managing Director & Director of Sales, Marketing & Client Service	Mellon Capital Management	Executive Vice President

	Franklin Portfolio Associates	President and Chief Operating Officer

	Investment Committee of the New England Province of Jesuits	Member, Former Chairman

	Massachusetts Chapter of the Cystic Fibrosis Foundation	Chairman of the Board

Roderick Munsters Director	None	None

Franciscus L. Kusse Director	None	None

Cornelis Korthout Director	None	None

Leni M. Boeren Director	None	None

5.	Hilliard Lyons Research Advisors:

Hilliard Lyons Research Advisors is located at 500 West Jefferson Street, Louisville, Kentucky 40202. Hilliard Lyons Research Advisors is a division of J.J.B. Hilliard, W.L. Lyons, LLC. (“Hilliard”). Hilliard is registered under the Investment Advisers Act of 1940 and is also a registered broker-dealer. Hilliard is owned by HL Financial Services, LLC which is owned by Houchens Industries, Inc. and by employees of Hilliard and its affiliates as well as a limited number of outside investors.

Information as to the directors and executive officers of Hilliard is as follows:

Name and Position with Hilliard	Other Company	Position With Other Company
James M. Rogers Executive Vice President, Chief Operating Officer and Director	Hilliard Lyons Trust Company, LLC	Director

James R. Allen President, Chief Executive Officer and Director	Hilliard Lyons Trust Company, LLC	Director

	Hilliard Lyons Capital Management, LLC	Director

	HL Financial Services, LLC	Director

Paul J. Moretti Executive Vice President and Chief Financial Officer	None	None

John R. Bugh Executive Vice President	Hilliard Lyons Capital Management, LLC	Director

Carmella Miller Executive Vice President, Chief Administrative Officer and Director	Hilliard Lyons Trust Company, LLC	Director

6.	Bear Stearns Asset Management Inc.

Bear Stearns Asset Management Inc. (“BSAM”) serves as the investment adviser to the Bear Stearns CUFS MLP Mortgage Portfolio. BSAM is located at 245 Park Avenue, New York, New York 10167. BSAM is a registered investment adviser under the Investment Advisers Act of 1940, as amended. BSAM’s Form ADV is available on the SEC’s website.

Information as to the directors and officers of BSAM is as follows:

Name and Position with BSAM	Other Company	Position With Other Company
Lawrence Unrein Director, Chairman of the Board, Chief Executive Officer, President

Roger Baumann Director	Artisan Advisors LLC	CEO/Founder

Gregory Quental Director	Domus	Director

Richard T. Madsen Chief Financial Officer

7.	Abundance Technologies, Inc.:

The sole business activity of Abundance Technologies, Inc., 5955 Deerfield Blvd., Mason, OH 45040, is to serve as an investment adviser. Abundance Technologies is registered under the Investment Advisers Act of 1940.

Below is a list of each executive officer and director of Abundance Technologies indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged within the last two years, for his or her own account or in the capacity of director, officer, partner or trustee.

Name and Position with Abundance Technologies	Name of Other Company	Position With Other Company
Mark E Matson President/CEO	Abundance Horizons LLC	50% owner

Michelle Matson Vice President/ Secretary	None	None

Nina D. Mettelman Chief Compliance Officer

8.	Marvin & Palmer Associates, Inc.:

The sole business activity of Marvin & Palmer Associates, Inc., 1201 N. Market Street, Suite 2300, Wilmington, Delaware 19801-1165, is to serve as an investment adviser. Marvin & Palmer Associates is registered under the Investment Advisers Act of 1940.

Below is a list of each executive officer and director of Marvin & Palmer Associates indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged within the last two years, for his or her own account or in the capacity of director, officer, partner or trustee.

Name and Position with Marvin & Palmer Associates	Name of Other Company	Position With Other Company
David F. Marvin Chairman & Chief Executive Officer Director	Cash Management Policy Board Office of the State Treasurer 820 Silver Lake Boulevard Suite 100 Dover, Delaware 19901	Board Member

	Wilmington University Board of Trustees 320 DuPont Highway New Castle, Delaware 19720	Trustee

Stanley Palmer Vice Chairman Director	None	None

Todd D. Marvin President Director	Serviam Girls Academy P. O. Box 7907 Wilmington, Delaware 19803	Board Member

David L. Schaen President Director	None	None

Karen T. Buckley Chief Operating Officer Chief Financial Officer Director	None	None

The Rt. Hon. Lord Moore, P.C. Director	Rolls-Royce Fund Trustees Moor Lane Derby, DE 24 8BJ United Kingdom	Chairman (Retired 12-31-07)

Madelyn B. Smith Director	Badgley Funds Inc. Badgley, Phelps and Bell 1420 Fifth Avenue Suite 3200 Seattle, Washington 98101-2349	Director (Retired 12-31-07)

	University of Puget Sound Endowment Committee 1500 North Warner Street Tacoma, Washington 98416	Committee Member

	Bellarmine Preparatory School Retirement Board 2300 S. Washington Tacoma, Washington 98405-1399	Board Member

9.	Sustainable Asset Management USA, Inc.

The sole business activity of Sustainable Asset Management USA, Inc. (“SAM USA”), 909 Third Avenue, New York 10022, is to serve as an investment adviser.

SAM US is registered under the Investment Advisers Act of 1940 and serves as an investment adviser to domestic and foreign institutional investors, investment companies, commingled trust funds, private investment partnerships and collective investment vehicles. Information as to the directors and officers of SAM US is as follows:

Name and Position with SAM USA	Name of Other Company	Position With Other Company
Hugo Steensma Managing Director & Director	SAM Group Holding AG	Representative USA

Roman Martin Binder CEO, Treasurer & Director	SAM Group Holding AG	Chief Operation Officer, Chief Financial Officer, Chief Risk Officer

Stefanie Feigt Chief Investment Officer	SAM Group Holding AG	Chief Investment Officer

William George Butterly, III Chief Legal Officer & Chief Compliance Officer	Robeco Investment Management, Inc.	Senior Managing Director, Chief Operating Officer, General Counsel & Chief Compliance Officer

	Robeco Institutional Asset Management US Inc.	Chief Legal Officer & Chief Compliance Officer & Secretary

	Robeco Securities, L.L.C.	Chief Legal Officer

	Robeco Trust Company	Chief Operating Officer, Secretary & Director

10.	Perimeter Capital Management, LLC

The principal business address of Perimeter is Five Concourse Parkway, Suite 2725, Atlanta, Georgia 30328.

Perimeter serves as the investment adviser for the Perimeter Small Cap Growth Fund. Perimeter is an investment adviser registered under the Investment Advisers Act of 1940. The information as to the directors and officers of Perimeter is as follows:

Name and Position with Perimeter	Name of Other Company	Position With Other Company
G. Bradley Ball Managing Partner and CEO Perimeter Capital Management	Perimeter Concourse Capital LLC	Member, Board of Directors

Mark D. Garfinkel, CFA Managing Partner and CIO Perimeter Capital Management	Perimeter Concourse Capital LLC	Member, Board of Directors

Adam C. Steward, CFA, Partner, Director of Trading and Chief Compliance Officer Perimeter Capital Managment	Perimeter Concourse Capital LLC.	Director of Trading & CCO

Theresa N. Benson Partner, Director of Third-Party Distribution & Consultant Relations Perimeter Capital Management	Perimeter Concourse Capital LLC.	Director of Third-Party Distribution & Client Relations

Item 32.	PRINCIPAL UNDERWRITER

(a)	PFPC Distributors, Inc. (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of FINRA. As of July 14, 2009, the Distributor acted as principal underwriter for the following investment companies:

AFBA 5 Star Funds

Aston Funds

Atlantic Whitehall Funds Trust

BHR Institutional Funds

CRM Mutual Fund Trust

E.I.I. Realty Securities Trust

Fairholme Funds, Inc.

FundVantage Trust

GuideStone Funds

Highland Floating Rate Fund

Highland Floating Rate Advantage Fund

Highland Funds I

Industry Leaders Fund

Kalmar Pooled Investment Trust

Matthews International Funds, dba Matthews Asia Funds

The Metropolitan West Funds

The Motley Fool Funds Trust

New Alternatives Funds

Old Westbury Funds

The RBB Fund, Inc.

Stratton Multi-Cap Fund

Stratton Monthly Dividend REIT Shares, Inc.

The Stratton Funds, Inc.

The Torray Fund

(b)	The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of PNC Global Investment Servicing (U.S.) Inc. an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

The following is a list of the directors and executive officers of the Distributor:

Board of Directors

Name	Position	Effective Date
Nicholas M. Marsini, Jr.	Director	April 26, 2007
Michael DeNofrio	Director	April 26, 2007
Steven Turowski	Director	August 30, 2007
T. Thomas Deck	Director	January 3, 2008
Dennis J. Westley	Director	March 4, 2008

Officers

Name	Position	Effective Date
T. Thomas Deck	President and Chief Executive Officer	January 3, 2008
Bruno DiStefano	Vice President	April 11, 2007
Susan K. Moscaritolo	Vice President, Secretary and Clerk	VP - April 11, 2007 Secretary and Clerk – May 29, 2007
Matthew O. Tierney	Treasurer and Financial Operations Principal, Chief Financial Officer	August 19, 2008

Rita G. Adler	Chief Compliance Officer	April 11, 2007
Jodi L. Jamison	Chief Legal Officer	April 11, 2007
Maria C. Schaffer	Controller and Assistant Treasurer	April 11, 2007
John Munera	Anti-Money Laundering Officer	April 11, 2007
Ronald Berge	Assistant Vice President	April 11, 2007
Scott A. Thornton	Assistant Secretary and Assistant Clerk	May 20, 2008
Dianna A. Stone	Assistant Secretary and Assistant Clerk	November 27, 2007
Mark Pinocci	Vice President	Dec 2, 2008

(c)	Not Applicable.

Item 33.	LOCATION OF ACCOUNTS AND RECORDS

(1)	PFPC Trust Company (assignee under custodian agreement), 8800 Tinicum Boulevard, Suite 200, Philadelphia, Pennsylvania 19153 (records relating to its functions as sub-adviser and custodian).

(2)	PFPC Distributors, Inc., 760 Moore Road, Valley Forge, Pennsylvania 19406. (records relating to its functions as principal underwriter).

(3)	BlackRock Institutional Management Corporation, Bellevue Corporate Center, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

(4)	PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.), Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

(5)	PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.), 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its function as administrator and accounting agent and Registrant’s Articles of Incorporation, By-Laws and Minute books).

(6)	Robeco Investment Management, Inc. (formerly Boston Partners Asset Management, L.L.C.), 909 Third Avenue, New York, New York 10022 (records relating to its function as investment adviser).

(7)	Schneider Capital Management Co., 460 East Swedesford Road, Suite 1080, Wayne, Pennsylvania 19087 (records relating to its function as investment adviser).

(8)	Bogle Investment Management, L.P., 57 River Street, Suite 206, Wellesley, Massachusetts 02481 (records relating to its function as investment adviser).

(9)	Robeco Investment Management, Inc. (formerly Weiss, Peck & Greer Investments), 909 Third Avenue, New York, New York 10022 (records relating to its function as investment adviser).

(10)	Hilliard Lyons Research Advisors, a division of J. J. B. Hilliard, W. L. Lyons, Inc., 500 West Jefferson Street, Louisville, Kentucky 40202 (records relating to its function as investment adviser).

(11)	Bear Stearns & Co. Inc., 245 Park Avenue, New York, New York 10167 (records relating to its function as investment adviser).

(12)	Marvin & Palmer Associates, Inc., 1201 N. Market Street, Suite 2300, Wilmington, Delaware 19801-1165 (records relating to its function as investment adviser).

(13)	Abundance Technologies, Inc., 5955 Deerfield Blvd., Mason, OH 45040 (records relating to its function as investment adviser).

(14)	Sustainable Asset Management USA, Inc., 909 Third Avenue, New York, New York 10022 (records relating to its function as investment adviser).

(15)	Perimeter Capital Management, LLC, Five Concourse Parkway Suite 2725 Atlanta, GA 30328 (records relating to its function as investment adviser).

Item 34.	MANAGEMENT SERVICES

None.

Item 35.	UNDERTAKINGS

(a)	Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

(b)	Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant’s latest annual report to shareholders upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 131 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Wilmington, and State of Delaware on the 13th day of October, 2009.

THE RBB FUND, INC.

By:	/s/ SALVATORE FAIA
Salvatore Faia
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	SIGNATURE	TITLE	DATE

	/s/ SALVATORE FAIA Salvatore Faia	President (Principal Executive Officer) and Chief Compliance Officer	October 13, 2009

	/s/ JOEL L. WEISS Joel L. Weiss	Treasurer (Chief Financial Officer)	October 13, 2009

	*J. RICHARD CARNALL J. Richard Carnall	Director	October 13, 2009

	*FRANCIS J. MCKAY Francis J. McKay	Director	October 13, 2009

	*MARVIN E. STERNBERG Marvin E. Sternberg	Director	October 13, 2009

	*JULIAN A. BRODSKY Julian A. Brodsky	Director	October 13, 2009

	*ARNOLD M. REICHMAN Arnold M. Reichman	Director	October 13, 2009

	*ROBERT SABLOWSKY Robert Sablowsky	Director	October 13, 2009

	*ROBERT STRANIERE Robert Straniere	Director	October 13, 2009

	*NICHOLAS A. GIORDANO Nicholas A. Giordano	Director	October 13, 2009

*By:	/s/ SALVATORE FAIA Salvatore Faia Attorney-in-Fact		October 13, 2009

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Julian A. Brodsky, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw and Joel L. Weiss, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: May 7, 2009

/s/ JULIAN A. BRODSKY
Julian A. Brodsky

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, J. Richard Carnall, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw and Joel L. Weiss, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: May 7, 2009

/s/ J. RICHARD CARNALL
J. Richard Carnall

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Nicholas A. Giordano, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw and Joel L. Weiss, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: May 7, 2009

/s/ NICHOLAS A. GIORDANO
Nicholas A. Giordano

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Francis J. McKay, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw and Joel L. Weiss, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: May 7, 2009

/s/ FRANCIS J. MCKAY
Francis J. McKay

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Arnold M. Reichman, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw and Joel L. Weiss, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: May 7, 2009

/s/ ARNOLD M. REICHMAN
Arnold M. Reichman

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw and Joel L. Weiss, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: May 7, 2009

/s/ ROBERT SABLOWSKY
Robert Sablowsky

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Marvin E. Sternberg, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw and Joel L. Weiss, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: May 7, 2009

/s/ MARVIN E. STERNBERG
Marvin E. Sternberg

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Straniere, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw and Joel L. Weiss, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: May 7, 2009

/s/ ROBERT STRANIERE
Robert Straniere

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Salvatore Faia, hereby constitutes and appoints Michael P. Malloy, James G. Shaw and Joel L. Weiss, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Officer of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: May 11, 2009

/s/ SALVATORE FAIA
Salvatore Faia

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Joel L. Weiss, hereby constitutes and appoints Michael P. Malloy, James G. Shaw and Salvatore Faia, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Officer of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 1, 2009

/s/ JOEL L. WEISS
Joel L. Weiss